Note 16 - Stock Options and Stock-based Employee Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Notes Tables
Schedule of Share Based Compensation Arrangement by Stock Options and Restricted Stock Units Outstanding and Available for Future Issuance [Table Text Block]
	December 31,
(in whole numbers)	2024	2023

Stock Options and RSUs Outstanding
2020 Plan	414	437
2011 Plan	30	32
Non-Plan	-	2
Total Outstanding	444	472

Available for Future Grants under the 2020 Plan	17	376

Disclosure of Share-Based Compensation Arrangements by Share-Based Payment Award [Table Text Block]
(in whole numbers)
Stock Options	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (In Yrs)

Outstanding at January 1, 2025	290	$77,533.16
Forfeited or expired	(3)	58,374.86
Outstanding at June 30, 2025	287	$77,742.72	7.4

Vested and exercisable at June 30, 2025	142	$155,795.47	6.7

Vested and expected to vest at June 30, 2025	272	$78,185.50	7.4

(in whole numbers)
Stock Options	Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (In Years)

Outstanding at January 1, 2024	310	$78,604.26
Forfeited or expired	(20)	94,208.28
Outstanding at December 31, 2024	290	$77,533.16	7.9

Vested and exercisable at December 31, 2024	145	$154,334.93	7.1

Vested and expected to vest at December 31, 2024	290	$77,533.16	7.9

Share-Based Payment Arrangement, Restricted Stock Unit, Activity [Table Text Block]
(in whole numbers)
Restricted Stock Units	Shares	Weighted- Average Grant Date Fair Value

Outstanding at January 1, 2024	165	$2,603.71
Vested	(3)	45,600.69
Cancelled	(8)	1,193.50
Outstanding at December 31, 2024	154	$1,895.03

Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Table Text Block]
	Three Months Ended June 30,		Six Months Ended June 30,
(in thousands)	2025	2024	2025	2024

Research and development	$12	$31	$35	$82
General and administrative	20	66	69	266
Total	$31	$97	$104	$348

	Year Ended December 31,
(in thousands)	2024	2023

Research and development	$143	$383
General and administrative	312	895
Total	$455	$1,278

Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
Year Ended December 31,
2023

Weighted average expected volatility	112%
Weighted average expected term	6.0
Weighted average risk-free interest rate	4.33%
Expected dividends	-